SEGMENT INFORMATION (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Concentration risk, percentage	10.90%	10.90%
MOROCCO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	12.70%	12.70%
MALI
Revenue, Major Customer [Line Items]
Concentration risk, percentage	8.50%	8.50%
BURKINA FASO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	2.20%	2.20%
Other [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	2.00%	2.00%